Inventory (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of inventories [Abstract]
Disclosure Of The Components Of Inventories	The components of inventory are as follows:

As at Dec. 31	2022	2021
Parts, materials and supplies	83	82
Coal	43	27
Emission credits	27	55
Natural gas	4	3
Total	157	167